Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Assets Held for Sale

Assets held for sale are comprised of the following:

At December 31,	2016	2017
At net book value:
Land	$341	$—
Buildings	16,496	—
Machinery and equipment	23	—
Leasehold improvements	2,097	—
Others	13	—
Total	$18,970	$—